Restricted net assets (Details) - Consolidated VIEs and VIE's Subsidiary - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Net Assets Disclosure [Line Items]
Percentage of transfer of net income after tax to statutory general reserve	10.00%
Percentage of reserve funds that reached registered capital	50.00%
Total restricted net assets	$ 34,109,123	$ 24,762,927